Defined benefit plan	12 Months Ended
Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Defined benefit plan	Defined benefit plan
The group operates defined benefit pension plans in Switzerland and Belgium under broadly similar regulatory frameworks. All the plans are pension plans, which provide benefits to members in the form of a guaranteed minimum level of pension payable for life. The level of benefits provided depends on members’ length of service and their salary throughout the period..
Transfer of Parent Group’s Shared Swiss pension plan
Prior to the Spin-off, the Parent Group sponsored a defined benefit plan to eligible Group employees in Switzerland (“Parent Group’s Shared Swiss Plan”). The Parent Group’s Shared Swiss Plan includes participants for both Group employees and other employees of the Parent Group.
As of July 1, 2019, the Parent Group’s Shared Swiss Plan was legally transferred to VectivBio AG, the Company’s Swiss subsidiary, for those shared employees that were subsequently transferred to the Group upon separation (hereafter the transferred plan is referred to as the “Group Swiss Pension Plan”). Since the Parent Group’s Shared Swiss Plan was transferred to VectivBio AG, the Group has included the net pension liability in the Group's consolidated and carve-out statements of financial position for those employees that were shared and subsequently transferred to the Group. However, the pension costs of the Parent Group’s Shared Swiss Plan incurred by the Parent Group during the carve-out period have been allocated to the Group, since these employees were shared amongst the Parent Group.
The total expense related to the Parent Group’s Shared Swiss Plan amounted to USD 260 thousand of which USD 51 thousand was allocated to the Apraglutide Business during the period from January 1, 2019 to June 30, 2019. Refer to the following tables in this Note 20 and Note 26.3 for further information.
There was no partial liquidation of the Parent Group’s Shared Swiss Plan upon transfer to VectivBio AG.
Background on the Group Swiss Pension Plan
Per Swiss law, Swiss pension plans are required to be administered by a separate pension fund that is legally separated from the entity. The law prescribes certain minimum benefits to be provided to the beneficiaries.
The pension plan of the employees of the Swiss subsidiary, VectivBio AG, is carried out by a collective fund with VZ LPP Collective Foundation. Under the Group Swiss Pension Plan, the employees are entitled to retirement benefits and risk insurance for death and disability. The board of the pension fund is composed of an equal number of representatives from both employers and employees.
In accordance with IAS 19, the above-mentioned pension plan is classified as defined benefit plan. The pension plan is described in detail in the corresponding statutes and regulations. The contributions of employers and employees in general are defined in percentages of the insured salary. The retirement pension is calculated based on the old-age credit balance on retirement multiplied by the fixed conversion rate. The employee has the option to withdraw the capital on demand. The death and disability pensions are defined as percentage of the insured salary. The assets are invested directly with the corresponding pension funds.
The pension fund can change their financing system, such as contributions and future payments, at any time. Also, when there is a deficit which cannot be eliminated through other measures, the pension fund can oblige the entity to pay a restructuring contribution. All affiliated companies to the VZ LPP Collective Foundation are partially reinsured for risk of disability and death. However, the pension fund could cancel the contract and VectivBio AG would have to join another pension fund.
Background on the Group Belgian Pension Plan
In Belgium a minimum investment return has to be guaranteed on employer contributions. Belgian social legislation prescribes a minimum return to be guaranteed by the employer on the contributions paid (annual rate of 1.75% as from 1/1/2016). Therefore, there is a possibility that additional payments would be requested by the employer to make good of a potential deficit. Under IAS19, these kinds of plans are therefore considered as Defined Benefit plans.
For both plans, no curtailment or settlement occurred during the years ended December 31, 2021, 2020 and 2019
The most recent actuarial valuations of plan assets and the present value of the defined benefit obligation were carried out as of December 31, 2021, by an independent third party. The present value of the defined benefit obligation, and the related current service cost and past service cost, were measured using the Projected Unit Credit method.
The amounts recognized through profit or loss as employee benefits expense either within research and development expenses or within general and administrative expenses, depending on their function with respect to the defined benefit plans, are as follows:

	For the year ended December 31,
In thousands of USD	2021	2020	2019
Current service cost	893	808	391
Interest cost	17	19	11
Expected return on plan assets	(12)	(13)	(9)
Administration costs	4	3	2
Expense recognized in profit or loss	902	817	395
The expense recognized in profit or loss in 2019 includes USD 51 thousand related to expense incurred by the Parent Group on behalf of the Apraglutide Business. Refer to Note 26.3 for transactions involving the Parent Group
The amounts recognized in OCI with respect to the defined benefit plans are as follows:

	For the year ended December 31,
In thousands of USD	2021	2020	2019
Remeasurement (gain)/loss on defined benefit obligation
Actuarial (gains)/losses arising from plan experience	1,082	554	537
Actuarial (gains)/losses arising from demographic assumption	(650)	—	—
Actuarial (gains)/losses arising from financial assumptions	(376)	301	251
Return on plan assets excl. interest income	(513)	3	(110)
Expense recognized in other comprehensive income	(457)	858	678
The expense recognized in other comprehensive income in 2019 includes USD 70 thousand related to expense incurred by the Parent Group on behalf of the Apraglutide Business. Refer to Note 26.3 for transactions involving the Parent Group
The amount included in the consolidated and carve-out statements of financial position arising from the Group’s obligation in respect to its defined benefit plan is as follows:

	As of December 31,
In thousands of USD	2021	2020	2019
Present value of defined benefit obligation	14,766	11,848	5,841
Fair value of plan assets	(11,576)	(8,291)	(3,858)
Net liability arising from defined benefit obligation	3,190	3,557	1,983
Movements in the present value of the defined benefit obligation in the reporting period were as follows:

In thousands of USD	2021	2020	2019
Beginning defined benefit obligation as of January 1	11,848	5,841	3,511
Current service cost	893	808	391
Interest expense on defined benefit obligation	17	19	11
Contributions paid by employees	612	378	384
Benefits (paid)/deposited	1,783	3,050	16
Remeasurement (gain)/loss on defined benefit obligation	57	854	788
Separation from Parent Group’s Shared Swiss Pension Plan	—	—	639
Other	(18)	—	—
Foreign currency exchange (gains)/losses	(426)	898	101
Ending defined benefit obligation as of December 31	14,766	11,848	5,841
Movements in the present value of the plan assets in the reporting period were as follows:

In thousands of USD	2021	2020	2019
Beginning fair value of plan assets as of January 1	8,291	3,858	2,750
Return on plan assets excluding interest income	12	13	9
Contributions paid by employer	688	378	384
Contributions paid by employees	610	378	384
Benefits (paid)/deposited	1,783	3,049	16
Actuarial gain/(loss) on plan assets	513	(3)	110
Administration expense	(4)	(3)	(2)
Separation from Parent Group’s Shared Swiss Pension Plan	—	—	137
Other	(18)	—	—
Foreign currency exchange gains/(losses)	(299)	621	70
Ending fair value of plan assets as of December 31	11,576	8,291	3,858
The allocation of the assets of the different asset classes corresponds to:

In thousands of USD	2021	2020	2019
Cash	1.1%	1.8%	0.6%
Bonds	61.0%	60.0%	61.2%
Equities	24.9%	25.5%	25.1%
Properties	10.0%	10.0%	10.0%
Other	3.0%	2.7%	3.1%
Total	100.0%	100.0%	100.0%
Principal assumptions used for the purposes of the actuarial valuations were as follows:

	For the year ended December 31,
	2021	2020	2019
Discount rate	0.30%	0.15%	0.30%
Interest credit rate	1.00%	1.00%	1.00%
Expected rate of salary increase	2.00%	2.00%	2.00%
Expected rate of pension increase	0.00%	0.50%	0.00%
Mortality rate	BVG 2020 GT	BVG 2015 GT	BVG 2015 GT
The following sensitivity analyses - based on the principal assumptions - have been performed based on reasonably possible changes to the assumptions occurring at the end of the reporting period:
If the discount rate would increase/(decrease) by 25 basis points, the defined benefit obligation would decrease by USD 602 thousand (increase by USD 643 thousand) (2020: decrease by USD 528 thousand (increase by USD 567 thousand)) (2019: decrease by USD 286 thousand (increase by USD 308 thousand)) if all other assumptions were held constant.
If the expected salary growth would increase (decrease) by 25 basis points, the defined benefit obligation would increase by USD 76 thousand (decrease by USD 75 thousand) (2020: increase by USD 75 thousand (decrease by USD 73 thousand)) (2019: increase by USD 58 thousand (decrease by USD 57 thousand)) if all other assumptions were held constant.
If the expected pension growth would increase by 25 basis points, the defined benefit obligation would increase by USD 330 thousand (2020: increase by USD 286 thousand) (2019: increase by USD 135 thousand) if all other assumptions were held constant.
No sensitivity analysis was performed on other assumptions as a similar change to those assumptions would not have a significant impact on these financial statements.
The average duration of the defined benefit obligation at the end of the reporting period is 18.2 years (2020: 18.3 years) (2019: 20.3 years ).
The Group expects to make contributions of USD 787 thousand to the defined benefit plan during 2021.